Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories
Inventories consist of the following:
	December 31, 2021	December 31, 2020
Raw materials and supplies	$5,360,680	$107,939
Work-in-process	756,896	—
Finished goods	888,054	—
Total	$7,005,630	$107,939
Provision for slow moving inventory	(47,854)	—
Total	$6,957,776	$107,939

Changes in Provision for Slow Moving Inventory
The changes in the provision for slow moving inventory is as follows:
Year Ended December 31, 2021
Balance at beginning of year	$—
Assumed at business combination	(50,000)
Exchange differences	2,146
Balance at end of year	$(47,854)